Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,525.00
Total Offset Amount	14,315.00
Net Fee	$ 20,210.00
Final Prospectus	false